REVENUE RECOGNITION - Changes in Deferred Revenue Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in Deferred Revenue [Roll Forward]
Balance at beginning of period	$ 618	$ 626
Customer deposits and billings	4,074	2,719
Revenue recognized in the period	(3,854)	(2,712)
Deferred revenue from business acquisition	73
Translation	12	(15)
Balance at end of period	$ 923	$ 618